                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]

    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Kramer Capital Management, Inc.
Address: 767 Third Avenue
         5th Floor
         New York, New York 10017


Form 13F File Number: 28-05531

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew B. Kramer
Title:   Managing Member
Phone:   (212) 906-1198

Signature, Place, and Date of Signing:

  /s/ Andrew B. Kramer         New York, New York   8/6/2001
  _________________________  ____________________  _______________
    [Signature]                 [City, State]        [Date]




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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    NONE




































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     39

Form 13F Information Table Value Total:     $73,667
                                            (thousands)


List of Other Included Managers:  0

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    NONE
































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
                                                   FORM 13F INFORMATION TABLE

  COLUMN 1                 COLUMN 2  COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6      COLUMN 7         COLUMN 8


                           TITLE                   VALUE   SHRS OR  SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER             OF CLASS  CUSIP        (X1000)  PRN  AMT PRN CALL  DISCRETION     MGRS   SOLE     SHARED    NONE
--------------             --------  -----        -------  -------- --------  ----------     -----  ----------------------

AMERICAN EXPRESS COMPANY   Common   25816109000       213      5,500  SH         Sole       None      5,500
AMERICAN INTERNATIONAL
  GROUP                    Common   26874107000     2,068     24,050  SH         Sole       None     24,050
AMGEN INC                  Common   31162100000    11,153    183,800  SH         Sole       None    183,800
AOL TIME WARNER INC        Common   00184A105000    3,130     59,050  SH         Sole       None     59,050
CENDANT CORP               Common   151313103000      430     22,027  SH         Sole       None                       22,027
CITIGROUP INC              Common   172967101000    5,423    102,631  SH         Sole       None                      102,631
ECHELON CORP               Common   27874N105000      246      8,000  SH         Sole       None                        8,000
EMERSON ELECTRIC CO        Common   29101104000       212      3,500  SH         Sole       None                        3,500
ENRON CORP                 Common   293561106000      779     15,900  SH         Sole       None                       15,900
FANNIE MAE                 Common   313586109000    3,730     43,800  SH         Sole       None                       43,800
FREDDIE MAC-VOTING COMMON  Common   313400301000    8,050    115,000  SH         Sole       None                      115,000
G N M A PASS THRU POOL
  001620M                  Bond     36202BYR0060    1,156     11,471  SH         Sole       None                       11,471
G N M A PASS THRU POOL
  356669X                  Bond     36203RFJ3060    1,849     17,987  SH         Sole       None                       17,987
GENERAL ELECTRIC CO        Common   369604103000      414      8,500  SH         Sole       None      8,500
HEALTHSOUTH CORP           Common   421924101000      180     11,300  SH         Sole       None     11,300
HOME DEPOT INC             Common   437076102000    1,364     29,300  SH         Sole       None     29,300
INTEL CORP                 Common   458140100000    1,843     63,000  SH         Sole       None     63,000
INTERNATIONAL RECTIFIER
  CORP                     Common   460254105000      164      4,800  SH         Sole       None      4,800
J P MORGAN CHASE & CO      Common   46625H100000      165      3,700  SH         Sole       None      3,700
LAS VEGAS RESORTS CORP     Bond     517831103000        0     19,704  SH         Sole       None     19,704
METROPOLITAN TRANSN
  AUTH N Y                 Bond     592598TS5060    1,054     10,000  SH         Sole       None                       10,000
MILLIPORE CORP             Common   601073109000      192      3,100  SH         Sole       None      3,100
MORGAN STANLEY DEAN
  WITTER &                 Common   617446448000      931     14,500  SH         Sole       None                       14,500
NEW YORK N Y G/O           Bond     6496695L8060    1,067     10,000  SH         Sole       None                       10,000
NEW YORK N Y G/O SER H     Bond     649667H88060    2,060     20,000  SH         Sole       None                       20,000
NEW YORK ST URBAN DEV
  CORP REV                 Bond     650033Q71040    3,130     30,000  SH         Sole       None                       30,000
NEW YORK STATE DORM
  AUTH REVS                Bond     649834KA5060    1,028     10,000  SH         Sole       None                       10,000
PFIZER INC                 Common   717081103000      857     21,400  SH         Sole       None                       21,400





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PHILIP MORRIS COMPANIES
  INC                      Common   718154107000      102      2,000  SH         Sole       None                        2,000
RESERVE FUND PRIMARY       Common   761056100000      984    983,940  SH         Sole       None                      983,940
SOLECTRON CORP             Common   834182107000      110      6,000  SH         Sole       None                        6,000
TRADITIONAL INDS INC
  SUB DEB                  Bond     892682AA3020        0  1,100,000  SH         Sole       None                    1,100,000
UNITED STATES TREASURY
  BONDS                    Bond     912810EL8060    7,473     60,000  SH         Sole       None                       60,000
UNITED STATES TREASURY
  NOTES                    Bond     912827Z62060    5,323     50,000  SH         Sole       None                       50,000
UTS EQUITY INC FD #002-M   Common   294700422000       53     22,849  SH         Sole       None                       22,849
VIACOM INC-CL B            Common   925524308000    1,184     22,885  SH         Sole       None                       22,885
WAL-MART STORES NTS        Common   931142AV5020    5,319     50,000  SH         Sole       None                       50,000
WASTE MANAGEMENT INC DEL   Common   94106L109000      108      3,500  SH         Sole       None                        3,500
WATSON PHARMACEUTICALS
  INC                      Common   942683103000      123      2,000  SH         Sole       None                        2,000




































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